SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Risks and Uncertainties (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks and Uncertainties
Assets received	$ 38,482	$ 40,564	$ 41,369
Yanacocha
Risks and Uncertainties
Property, plant and mine development, net	1,030
Asset under Construction | Yanacocha
Risks and Uncertainties
Property, plant and mine development, net	621
Conga
Risks and Uncertainties
Assets received	$ 900	$ 900